Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
7.	Leases
The Company has operating leases primarily for its offices and warehouses, including the lease for its office headquarters in San Francisco, CA. The lease commenced in February 2019, with an original term of approximately 8 years and an option to renew for an additional 5 years. Lease payments are made monthly and are subject to annual increases of approximately 3%.
The Company’s operating leases have remaining lease terms between 1 and 6 years. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. The components of lease expense included in the Company’s statements of operations for the years ended December 31, 2020 and 2021 include operating lease expense of $6.9 million and $7.4 million respectively, and variable lease expense $0.7 million and $0.6 million respectively. Variable lease expenses are primarily related to payments made to lessors for common area maintenance, property taxes, insurance, and other operating expenses and are classified as lease expense due to the Company’s election to not separate lease and non-lease
components.
Cash
paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2020 and 2021 was $6.6 million and $6.8 million and was included in net cash used in operating activities in the Company’s statements of cash flows. There were no new operating lease right-of-use
assets obtained in exchange for new operating lease liabilities during the years ended December 31, 2020 and 2021.
Maturities of operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Operating Lease
2022	$6,823
2023	6,546
2024	5,881
2025	5,371
2026	5,523
Thereafter	4,367

Total undiscounted lease payments	34,511
Less: Imputed interest	(10,932)

Present value of lease liabilities	23,579
Less: Operating lease liabilities, current	3,550

Operating lease liabilities, noncurrent	$20,029

The weighted-average remaining lease term and discount rate related to the Company’s operating lease liabilities as of December 31, 2020 and 2021 were 6.1 years and 5.3 years, respectively, and 15.3% as of December 31, 2020 and 2021.